Share Capital (Details 2) (CAD)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Number outstanding	1,168,335
Weighted average remaining term	34 months
Weighted average exercise price	8.57	8.84	9.42
Number exercisable	684,334	662,573
Stock Option Granted 2009 [Member]
Number outstanding	126,667
Weighted average remaining term	8 months
Weighted average exercise price	7.08
Number exercisable	126,667
Stock Option Granted 2010 [Member]
Number outstanding	366,668
Weighted average remaining term	16 months
Weighted average exercise price	12.81
Number exercisable	366,668
Stock Option Granted 2011 [Member]
Number outstanding	155,000
Weighted average remaining term	33 months
Weighted average exercise price	12.96
Number exercisable	103,335
Stock Option Granted 2012 [Member]
Number outstanding	325,000
Weighted average remaining term	64 months
Weighted average exercise price	5.88
Number exercisable	87,664
Stock Option Granted 2013 [Member]
Number outstanding	195,000
Weighted average remaining term	57 months
Weighted average exercise price	2.59
Number exercisable	0